Annual Total Returns	12 Months Ended
Dec. 31, 2025
Indexperts Gorilla Aggressive Growth ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	15.59%
Indexperts Quality Earnings Focused ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	8.03%